Subsequent Events (Details)			1 Months Ended	12 Months Ended
	Mar. 29, 2023 shares	Feb. 23, 2023	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 22, 2023 shares	Mar. 09, 2023 USD ($)	Mar. 09, 2023 EUR (€)
Subsequent Events (Details) [Line Items]
Shares acquired value				$ 288,238
Adjusted shares value				$ 300,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Stock purchase agreement description		On February 23, 2023, the Company and Jeffs’ Brands Holdings entered into a stock purchase agreement with SciSparc (the “Wellution Agreement”), as amended on March 22, 2023 by Addendum No. 1 to the Wellution Agreement (the “Addendum”), pursuant which, on March 22, 2023, Jeffs’ Brands Holdings acquired from SciSparc 57 shares of common stock of SciSparc U.S., a wholly-owned subsidiary of SciSparc that owns and operates Wellution, a top-selling Amazon food supplements and cosmetics brand, subject to the holdback by SciSparc of 11 shares as described below, representing approximately 49% of the issued and outstanding common stock of SciSparc U.S., for approximately $3 million in cash (including the Price Adjustment, as defined below), of which approximately $2.5 million was paid at the closing (the “Wellution Transaction”). The Addendum provided for the payment by us to SciSparc of an additional amount of $489,330 in cash for the purchase price adjustments (the “Price Adjustment,”) related to inventory and working capital, payable in five equal installments of $97,866 on the tenth day of each consecutive calendar month, beginning in May 2023. As collateral for the payment in full of the Price Adjustment, SciSparc held back 11 shares of common stock of SciSparc U.S, which will be released to Jeffs’ Brands Holdings once the final payment is made. Pursuant to the Wellution Agreement, in connection with the closing of the Wellution Transaction, on March 22, 2023, the Company entered into a consulting agreement with SciSparc U.S. (the “SciSparc Consulting Agreement”), pursuant to which the Company will provide management services to SciSparc U.S. for the Wellution brand for a monthly fee of $20 thousands and the Company will receive a one-time signing bonus in the amount of $51 thousands. The SciSparc Consulting Agreement is for an undefined period of time and may be terminated by either party with 30 days advance notice.
Ordinary shares issued (in Shares) | shares	360,297				247,415
Shares issued percentage	2.97%
Shares outstanding percentage	4.99%
Issued and outstanding share capital						$ 2,000,000	€ 2,400
Monthly fee						$ 3,000	€ 2,500
Pure capital amount			$ 352
Ownership [Member]
Subsequent Events (Details) [Line Items]
Ownership limitation percentage				4.99%